EQUITY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Roll Forward]
Beginning balance	$ 4,185,304	$ 2,937,548	$ 4,503,695
Deferred tax		(807)
Net movement of the period	(89,839)	552,213	(26,540)
End balance	4,267,236	4,185,304	2,937,548
Shares Based Payments Reserve [Member]
Equity [Roll Forward]
Beginning balance	38,538	35,647	29,642
Stock option plan	943	3,698	8,924
Deferred tax		(807)	(2,919)
Net movement of the period	943	2,891	6,005
End balance	$ 39,481	$ 38,538	$ 35,647